Note 17 - Segmented Information (Detail) - Information by Geographic Segment (USD $)	12 Months Ended			23 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2010
United States	$ 107,091	$ 501,814		$ 1,459,385
	107,091	501,814	1,459,385	1,459,385
Canada	2,474,878	6,247,228	3,267,706	3,267,706
Canada	$ 1,535,703	$ 951,914	$ 925,554	$ 925,554